Schedule of Sensitivity Analysis of Biological Assets (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Average selling price	₪ 673	₪ 315
Proportion of oil products	50	27
Proportion of plants which do not reach the harvesting	₪ (445)	₪ (394)